CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 16,455	$ 53,786
Bank deposits	13,163	55
Financial assets at fair value through profit or loss	16,587	12,313
Trade receivables	1,528	99	[1]
Prepaid expenses and other receivables	3,290	1,562	[1]
Inventory	653
Total current assets	51,676	67,815
NON-CURRENT ASSETS:
Bank deposits	152	137
Fixed assets	230	165
Intangible assets	5,285	6,095
Total non-current assets	5,667	6,397
TOTAL ASSETS	57,343	74,212
CURRENT LIABILITIES:
Accounts payable	4,805	60	[1]
Accrued expenses and other current liabilities	6,025	3,296	[1]
Payable in respect of intangible asset purchase	1,000	2,000
Total current liabilities	11,830	5,356
NON-CURRENT LIABILITIES:
Derivative financial instruments	448	6,155
TOTAL LIABILITIES	12,278	11,511
COMMITMENTS
EQUITY:
Ordinary shares	575	441
Additional paid-in capital	177,434	150,838
Warrants		1,057
Accumulated deficit	(132,944)	(89,635)
TOTAL EQUITY	45,065	62,701
TOTAL LIABILITIES AND EQUITY	$ 57,343	$ 74,212

[1]	*Reclassified to conform to the current year presentation.